BORROWINGS - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) extension	Dec. 31, 2018 USD ($)	Sep. 10, 2018 CAD ($)
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,975,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.18%
Subsidiary and corporate borrowings	$ 0	$ 510,000,000
Letter of credit outstanding amount	$ 48,000,000	47,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 382,000,000	365,000,000
Notional amount			$ 500
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Subsidiary and corporate borrowings	$ 0	0
Borrowings, number of extensions | extension	4
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Commitment fees	$ 0
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	1,546,000,000	1,993,000,000
Increase (decrease) in corporate borrowings	(447,000,000)
Increase (decrease) through foreign exchange, financial assets	0.04
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	14,200,000,000	$ 13,113,000,000
Increase in borrowings	1,100,000,000
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 900,000,000